Summary of Significant Accounting Policies (Details 4)	Mar. 31, 2018	Mar. 31, 2017
RMB:US$ [Member]
Period/year end exchange rate	6.61843	6.89053
Period/annual average exchange rate	6.50682	6.729145
HKD:US$ [Member]
Period/year end exchange rate	7.77047	7.77047
Period/annual average exchange rate	7.75883	7.75883